Settlement Assets and Obligations	12 Months Ended
Dec. 31, 2012
Settlement Assets and Obligations
Settlement Assets and Obligations

Note 4: Settlement Assets and Obligations

        Settlement assets and obligations result from FDC's processing services and associated settlement activities, including settlement of payment transactions. Settlement assets are generated principally from merchant services transactions. Certain merchant settlement assets that relate to settlement obligations accrued by the Company are held by partner banks to which the Company does not have legal ownership but has the right to use to satisfy the related settlement obligation. FDC records corresponding settlement obligations for amounts payable to merchants and for payment instruments not yet presented for settlement. The difference in the aggregate amount of such assets and liabilities is primarily due to unrealized net investment gains and losses, which are reported as OCI in equity. Due to the short period of time between receipt of cash from the associations and payment to the merchants, which typically occurs intra-day except on weekends, the changes in settlement assets and obligations are presented on a net basis within operating activities in the Consolidated Statements of Cash Flows. Because the changes in the settlement assets balance exactly offset changes in settlement obligations, the activity nets to zero. The principal components of FDC's settlement assets and obligations are as follows:

	As of December 31,
(in millions)	2012	2011
Settlement assets:
Current settlement assets:
Cash and cash equivalents	$3,790.4	$1,650.3
Investment securities	125.6	105.7
Due from card associations and bank partners	4,523.4	8,353.3
Due from merchants	734.4	549.0

	9,173.8	10,658.3
Long-term settlement assets:
Investment securities	54.3	181.0

	$9,228.1	$10,839.3

Settlement obligations:
Current settlement obligations:
Payment instruments outstanding	$289.9	$459.6
Card settlements due to merchants	8,936.4	10,378.2

	$9,226.3	$10,837.8

        Refer to Note 5 of these Consolidated Financial Statements for information concerning the Company's investment securities.